UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel P. Wimsatt, CFA
Title:     Chief Investment Officer
Phone:     858.427.1437

Signature, Place, and Date of Signing:

      /s/  Daniel P. Wimsatt     Solana Beach, CA     May 11, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $24,963 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ART TECHNOLOGY GROUP INC       COM              04289L107     3315  1300000 SH       SOLE                  1300000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1535   225000 SH       SOLE                   225000        0        0
BLOCKBUSTER INC                CL A             093679108     2520  3500000 SH       SOLE                  3500000        0        0
BUCKEYE TECHNOLOGIES INC       COM              118255108      746   350000 SH       SOLE                   350000        0        0
EINSTEIN NOAH REST GROUP INC   COM              28257U104     1982   340000 SH       SOLE                   340000        0        0
GAIAM INC                      CL A             36268Q103      558   170000 SH       SOLE                   170000        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101      749    50000 SH       SOLE                    50000        0        0
HYPERCOM CORP                  COM              44913M105     1440  1500000 SH       SOLE                  1500000        0        0
INSIGHT ENTERPRISES INC        COM              45765U103     1163   380000 SH       SOLE                   380000        0        0
JETBLUE AIRWAYS CORP           COM              477143101      365   100000 SH       SOLE                   100000        0        0
LADISH INC                     COM NEW          505754200      653    90000 SH       SOLE                    90000        0        0
LIVE NATION INC                COM              538034109     1202   450000 SH       SOLE                   450000        0        0
MARTHA STEWART LIVING OMNIME   CL A             573083102      996   400000 SH       SOLE                   400000        0        0
MGM 6 01OCT2009                BOND             552953AF8     1080  2000000 SH       SOLE                  2000000        0        0
ON ASSIGNMENT INC              COM              682159108      542   200000 SH       SOLE                   200000        0        0
PACIFIC SUNWEAR CALIF INC      COM              694873100     1597   962000 SH       SOLE                   962000        0        0
RUTHS HOSPITALITY GROUP INC    COM              783332109     2057  1700000 SH       SOLE                  1700000        0        0
SOUTHWEST AIRLS CO             COM              844741108     1583   250000 SH       SOLE                   250000        0        0
STANDARD PAC CORP NEW          COM              85375C101      880  1000000 SH       SOLE                  1000000        0        0